Consolidated Statement of Changes in Equity (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unilever Malaysia [Member]
Payments for purchase of noncontrolling interest	€ 163
NV Member
Number of shares cancelled		170,000,000
PLC Member
Number of shares cancelled		18,660,634